Other Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities [Abstract]
Other Liabilities	Other Liabilities
The following table presents the components of the Company’s Other liabilities at December 31, 2021 and 2020:

(In Thousands)	December 31, 2021	December 31, 2020
Dividends and dividend equivalents payable	$47,751	$34,016
Lease liability	44,977	636
Accrued interest payable	9,621	11,116
Accrued expenses and other	115,709	24,754
Total Other Liabilities	$218,058	$70,522